Income and Expenses - Additional Information (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income And Expenses [Line Items]
Decrease cost of sales		€ (2,395.2)
Cost of sales (as a percent)		(80.00%)
Cost of sales		€ 599.8	€ 2,995.0	€ 2,911.5
Inventories		357.7	439.6
Increase of research and development expense		€ 246.1
Research and development expense (as a percent)		16.00%
Research and development expenses		€ 1,783.1	1,537.0	949.2
Increase of sales and marketing expense		€ 3.2
Sales and marketing expense (as a percent)		5.00%
Sales and marketing expenses		€ 62.7	59.5	50.4
Increase of general and administrative expense		€ 13.3
General and administrative expense (as a percent)		3.00%
General and administrative expenses	[1]	€ 495.0	481.7	276.8
Fair value adjustments of financial instruments measured at fair value		0.0	0.0	€ 277.8
Omicron XBB.1.5-Adapted Monovalent COVID-19 Vaccine
Disclosure Of Income And Expenses [Line Items]
Cost of sales		27.3
Inventories		19.6	€ 0.0
Maximum | Omicron XBB.1.5-Adapted Monovalent COVID-19 Vaccine
Disclosure Of Income And Expenses [Line Items]
Write-downs (reversals of write-downs) of inventories		€ 46.9

[1]	Adjustments to prior-year figures due to change in functional allocation of general and administrative expenses and other operating expenses (see Note 7.2).